F/m High Yield 100 ETF
Schedule of Investments
May 31, 2025 (Unaudited)

CORPORATE BONDS - 95.8%	Par	Value
Aerospace & Defense - 2.7%
Bombardier, Inc., 8.75%, 11/15/2030 (a)	$57,000	$61,248
Spirit AeroSystems, Inc., 9.38%, 11/30/2029 (a)	56,000	59,717
TransDigm, Inc., 7.13%, 12/01/2031 (a)	58,000	60,047
		181,012

Airlines - 0.9%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (a)	60,000	58,960

Auto Parts Manufacturing - 1.8%
Clarios Global LP / Clarios US Finance Co., 6.75%, 02/15/2030 (a)	60,000	61,105
Goodyear Tire & Rubber Co., 5.63%, 04/30/2033	65,000	60,448
		121,553

Automobiles Manufacturing - 0.9%
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/2028 (a)	60,000	61,173

Cable & Satellite - 4.5%
CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 03/01/2031 (a)	60,000	62,321
CSC Holdings LLC, 11.75%, 01/31/2029 (a)	60,000	56,284
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 02/15/2031 (a)	60,000	58,409
DISH Network Corp., 11.75%, 11/15/2027 (a)	61,000	62,902
Sirius XM Radio LLC, 5.50%, 07/01/2029 (a)	60,000	58,995
		298,911

Casinos & Gaming - 3.6%
Caesars Entertainment, Inc., 7.00%, 02/15/2030 (a)	60,000	61,530
Churchill Downs, Inc., 6.75%, 05/01/2031 (a)	60,000	61,153
Melco Resorts Finance Ltd., 7.63%, 04/17/2032 (a)	60,000	59,438
MGM Resorts International, 6.50%, 04/15/2032	60,000	59,874
		241,995

Chemicals - 1.9%
Celanese US Holdings LLC, 7.20%, 11/15/2033	60,000	62,604
Olympus Water US Holding Corp., 9.75%, 11/15/2028 (a)	58,000	60,793
		123,397

Commercial Finance - 0.9%
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030 (a)	58,000	60,913

Communications Equipment - 0.9%
CommScope LLC, 9.50%, 12/15/2031 (a)	58,000	60,268

Construction Materials Manufacturing - 1.8%
Quikrete Holdings, Inc., 6.38%, 03/01/2032 (a)	60,000	60,953
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (a)	60,000	60,970
		121,923

Consumer Finance - 6.3%
Block, Inc., 6.50%, 05/15/2032	58,000	59,309
Freedom Mortgage Corp., 12.25%, 10/01/2030 (a)	54,000	59,641
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032 (a)	60,000	62,572
Navient Corp., 11.50%, 03/15/2031	53,000	60,044
OneMain Finance Corp., 9.00%, 01/15/2029	58,000	60,929
PennyMac Financial Services, Inc., 7.88%, 12/15/2029 (a)	58,000	61,148
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 4.00%, 10/15/2033 (a)	66,000	57,016
		420,659

Consumer Services - 1.8%
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)	60,000	62,164
Service Corp. International/US, 5.75%, 10/15/2032	60,000	59,625
		121,789

Containers & Packaging - 2.7%
Ball Corp., 6.88%, 03/15/2028	60,000	61,331
Clydesdale Acquisition Holdings, Inc., 6.88%, 01/15/2030 (a)	59,000	59,868
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027 (a)	60,000	60,580
		181,779

Electrical Equipment Manufacturing - 1.8%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.75%, 07/15/2031 (a)	60,000	61,345
WESCO Distribution, Inc., 7.25%, 06/15/2028 (a)	60,000	60,734
		122,079

Entertainment Content - 0.9%
Univision Communications, Inc., 8.50%, 07/31/2031 (a)	60,000	57,619

Entertainment Resources - 0.9%
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada's Wonderland Co., 6.63%, 05/01/2032 (a)	60,000	61,181

Exploration & Production - 2.6%
Civitas Resources, Inc., 8.75%, 07/01/2031 (a)	60,000	58,768
Hilcorp Energy I LP / Hilcorp Finance Co., 8.38%, 11/01/2033 (a)	60,000	59,803
Permian Resources Operating LLC, 9.88%, 07/15/2031 (a)	53,000	57,936
		176,507

Financial Services - 1.7%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 10.00%, 11/15/2029 (a)	60,000	58,503
Jane Street Group / JSG Finance, Inc., 7.13%, 04/30/2031 (a)	52,000	54,309
		112,812

Food & Beverage - 0.9%
Post Holdings, Inc., 6.25%, 02/15/2032 (a)	60,000	61,010

Hardware - 0.9%
Seagate HDD Cayman, 9.63%, 12/01/2032	53,000	60,124

Health Care Facilities & Services - 3.8%
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032 (a)	60,000	63,997
DaVita, Inc., 6.88%, 09/01/2032 (a)	60,000	60,959
LifePoint Health, Inc., 11.00%, 10/15/2030 (a)	58,000	63,811
Tenet Healthcare Corp., 6.75%, 05/15/2031	60,000	61,803
		250,570

Home & Office Products Manufacturing - 0.9%
Newell Brands, Inc., 8.50%, 06/01/2028 (a)	60,000	62,115

Industrial Other - 1.8%
Herc Holdings Escrow, Inc., 7.25%, 06/15/2033 (a)	60,000	61,726
United Rentals North America, Inc., 3.88%, 11/15/2027	60,000	58,675
		120,401

Medical Equipment & Devices Manufacturing - 0.9%
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029 (a)	60,000	61,071

Metals & Mining - 2.6%
Cleveland-Cliffs, Inc., 7.50%, 09/15/2031 (a)	60,000	53,921
FMG Resources August 2006 Pty Ltd., 6.13%, 04/15/2032 (a)	60,000	59,865
Novelis Corp., 6.88%, 01/30/2030 (a)	60,000	61,872
		175,658

Oil & Gas Services & Equipment - 0.9%
Transocean, Inc., 8.75%, 02/15/2030 (a)	56,800	57,580

Pharmaceuticals - 2.6%
1261229 BC Ltd., 10.00%, 04/15/2032 (a)	60,000	59,402
Bausch Health Cos., Inc., 11.00%, 09/30/2028 (a)	62,000	59,350
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 6.75%, 05/15/2034 (a)	60,000	55,898
		174,650

Pipeline - 5.5%
Buckeye Partners LP, 6.88%, 07/01/2029 (a)	58,000	59,740
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/2030	60,000	63,065
Hess Midstream Operations LP, 6.50%, 06/01/2029 (a)	58,000	59,212
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.38%, 02/15/2029 (a)	60,000	61,018
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/2030 (a)	60,000	60,920
Venture Global LNG, Inc., 9.88%, 02/01/2032 (a)	60,000	63,917
		367,872

Power Generation - 2.7%
Calpine Corp., 4.50%, 02/15/2028 (a)	60,000	58,868
NRG Energy, Inc., 6.25%, 11/01/2034 (a)	60,000	60,014
Vistra Operations Co. LLC, 7.75%, 10/15/2031 (a)	60,000	63,619
		182,501

Property & Casualty Insurance - 3.7%
Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/06/2030 (a)	60,000	61,868
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 7.00%, 01/15/2031 (a)	60,000	61,321
HUB International Ltd., 7.25%, 06/15/2030 (a)	60,000	62,515
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (a)	58,000	59,984
		245,688

Publishing & Broadcasting - 1.9%
Clear Channel Outdoor Holdings, Inc., 9.00%, 09/15/2028 (a)	58,000	60,912
Gray Media, Inc., 10.50%, 07/15/2029 (a)	60,000	63,833
		124,745

Real Estate - 4.6%
Iron Mountain, Inc., 7.00%, 02/15/2029 (a)	60,000	61,982
MPT Operating Partnership LP / MPT Finance Corp., 8.50%, 02/15/2032 (a)	58,000	59,485
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028 (a)	60,000	61,762
Service Properties Trust, 8.88%, 06/15/2032	60,000	60,185
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 10.50%, 02/15/2028 (a)	58,000	61,490
		304,904

Refining & Marketing - 0.9%
Sunoco LP, 7.25%, 05/01/2032 (a)	58,000	60,353

Restaurants - 1.8%
1011778 BC ULC / New Red Finance, Inc., 6.13%, 06/15/2029 (a)	60,000	61,263
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/2027 (a)	60,000	59,713
		120,976

Retail - Consumer Discretionary - 4.5%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.38%, 06/15/2032 (a)	60,000	60,483
Bath & Body Works, Inc., 7.50%, 06/15/2029	60,000	61,571
Builders FirstSource, Inc.
6.38%, 03/01/2034 (a)	60,000	59,880
6.75%, 05/15/2035 (a)	60,000	60,331
Rakuten Group, Inc., 11.25%, 02/15/2027 (a)	57,000	61,394
		303,659

Software & Services - 1.8%
Cloud Software Group, Inc., 8.25%, 06/30/2032 (a)	58,000	60,999
Open Text Corp., 3.88%, 12/01/2029 (a)	63,000	58,663
		119,662

Supermarkets & Pharmacies - 1.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.50%, 02/15/2028 (a)	60,000	61,249
Walgreens Boots Alliance, Inc., 8.13%, 08/15/2029	60,000	62,795
		124,044

Travel & Lodging - 4.6%
Carnival Corp., 6.13%, 02/15/2033 (a)	60,000	60,102
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/2032 (a)	60,000	60,936
NCL Corp. Ltd., 8.13%, 01/15/2029 (a)	58,000	61,081
Royal Caribbean Cruises Ltd., 7.50%, 10/15/2027	60,000	63,145
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029 (a)	60,000	59,305
		304,569

Utilities - 1.8%
PG&E Corp., 5.25%, 07/01/2030	60,000	58,244
XPLR Infrastructure Operating Partners LP, 8.63%, 03/15/2033 (a)(b)	60,000	63,006
		121,250

Waste & Environment Services & Equipment - 0.9%
GFL Environmental, Inc., 6.75%, 01/15/2031 (a)	58,000	60,200

Wireless Telecommunications Services - 3.5%
Altice France SA, 8.13%, 02/01/2027 (a)	60,000	55,214
EchoStar Corp., 10.75%, 11/30/2029	53,000	53,300
Vmed O2 UK Financing I PLC, 7.75%, 04/15/2032 (a)	60,000	61,820
Vodafone Group PLC, 7.00% (5 yr. Swap Rate USD + 4.87%), 04/04/2079	60,000	61,686
		232,020

Wireline Telecommunications Services - 1.8%
Frontier Florida LLC, 6.86%, 02/01/2028	60,000	61,809
Level 3 Financing, Inc., 11.00%, 11/15/2029 (a)	53,000	60,240
		122,049
TOTAL CORPORATE BONDS (Cost $6,318,074)		6,402,201

SHORT-TERM INVESTMENTS - 0.7%	Units	Value
Investments Purchased with Proceeds from Securities Lending - 0.7%
Mount Vernon Liquid Assets Portfolio, LLC, 4.45% (c)	45,360	45,360
TOTAL SHORT-TERM INVESTMENTS (Cost $45,360)		45,360

TOTAL INVESTMENTS - 96.5% (Cost $6,363,434)		$6,447,561
Other Assets in Excess of Liabilities - 3.5%		230,060
TOTAL NET ASSETS - 100.0%		$6,677,621
two		–%
Percentages are stated as a percent of net assets.		–%

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $5,191,635 or 77.7% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $44,722.
(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

F/m High Yield 100 ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$6,402,201	$–	$6,402,201
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	45,360
Total Investments	$–	$6,402,201	$–	$6,447,561

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $45,360 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.